UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2003 - June 30, 2004



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The North  American  Government  Bond Fund,  Inc.  invests  solely in non-voting securities and, as a result, has no matters to report on Form N-PX.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:      /s/ R. Alan Medaugh
         ___________________________
         R. Alan Medaugh, President

Date:    August 30, 2004
         __________________________